SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents

4.1.    Cash and cash equivalents

For the purposes of the statements of financial position and statements of cash flows, cash and cash equivalents include cash on hand and in banks and short-term highly liquid investments (original maturity of less than 90 days). In the consolidated statements of financial position, bank overdrafts are included in borrowings within current liabilities.

Financial assets

4.2.   Financial assets

The Group previously elected to early adopt IFRS 9 (version 2013).

The Group measures its financial assets at initial recognition at fair value.

The Group classifies its financial assets as financial assets measured at amortized cost (using the effective interest method) on the basis of both:

•      The Group’s business model for managing the financial assets; and

•      The contractual cash flows characteristics of the financial asset.

The Group has not irrevocably designated a financial asset as measured at fair value through profit or loss to eliminate or significantly reduce a measurement or recognition inconsistency.

Financial assets at fair value through profit or loss are measured at fair value through profit and loss due to the business model used in their negotiation and/or the contractual characteristics of their cash flows.

The Group does not apply hedge accounting.

Estimates

The Group makes estimates of uncollectibility of its recorded receivables. Management analyzes trade account receivables in accordance with conventional criteria, adjusting the amount through a charge of an allowance for bad debts upon recognition of the inability of third parties to afford their financial obligations to the Group. Management specifically analyzes the accounts receivable, the historical bad debts, solvency of customers, current economic trends and the changes to the payment conditions of customers to assess the adequate allowance for bad debts.

Offsetting of financial assets with financial liabilities

Financial assets and liabitilies are offset and presented for their net amount in the statements of financial position only when the Group has the right, legally enforceable, to compensate the recognized amounts and has the intention to liquidate for the net amount or to settle the asset and cancel the liability simultaneously.

Inventories

4.3.   Inventories

Except for agricultural products (biological assets), inventories are recognized at cost initially and subsequently at the lower of cost and net realizable value. Cost comprises all costs of purchase and conversion as well as other costs incurred in bringing the inventories to their present location and condition.

Weighted average cost is used to determine the cost of ordinarily interchangeable items.

Agricultural products comprise growing crops. Costs are capitalized as agricultural products if, and only if, (a) it is probable that future economic benefits will flow to the entity, and (b) the cost can be measured reliably. The Group capitalizes costs such as: planting, harvesting, weeding, seedlings, irrigation, agrochemicals, fertilizers and a systematic allocation of fixed and variable production overheads that are directly attributable to the management of biological assets, among others.

Agricultural products, both at initial recognition and at each subsequent reporting date, are measured at fair value less costs to sell, except where fair value cannot be reliably measured. Cost approximates fair value when little biological transformation has taken place since the costs were originally incurred or the impact of biological transformation on price is not expected to be material.

Gains and losses that arise on measuring biological assets at fair value less costs to sell and measuring agricultural produce at the point of harvest at fair value less costs to sell are recognized in the statement of income in the period in which they arise in the line item “Initial recognition and changes in fair value of biological assets”.

Estimates

The Group assesses the recoverability of inventories considering their sale price, whether the inventories are damaged and whether they have become obsolete in whole or in part.

Net realizable value is the sale price estimated to be attained in the ordinary course of business, less costs of completion and other selling expenses.

The Group sets up an allowance for obsolescence or slow-moving inventories in relation to finished and in-process products. The allowance for obsolescence or slow-moving inventories is recognized for finished products and in-process products based on an analysis by Management of the aging of inventory stocks.

Generally, the estimation of the fair value of biological assets is based on models or inputs that are not observable in the market and the use of unobservable inputs is significant to the overall valuation of the assets. Unobservable inputs are determined based on the best information available. Key assumptions include future market prices, estimated yields at the point of harvest, estimated production cycle, future cash flows, future costs of harvesting and other costs, and estimated discount rate.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases, among other factors.

Business combinations

4.4.   Business combinations

The Group applies the acquisition method to account for business combinations. The acquisition cost is measured as the aggregate of the consideration transferred for the acquisition of a subsidiary, which is measured at fair value at the acquisition date, and the amount of any non-controlling interest in such subsidiary. The Group recognizes any non-controlling interest in a subsidiary at the non-controlling interest’s proportionate share of the recognized amounts of subsidiary’s identifiable net assets. The acquisition related costs are expensed as incurred.

Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. The contingent consideration is classified as an asset or liability that is a financial instrument under IFRS 9 is measured at fair value through profit or loss.

Goodwill is initially measured at cost, which is the excess of the aggregate of the consideration transferred and the amount of the non-controlling interest and any previous interest carried over the net identifiable assets acquired and liabilities assumed.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing, goodwill acquired in a business combination is, as of the acquisition date, allocated to each of the cash-generating units of the Group that is expected to benefit from the synergies of the combination, without considering whether other assets or liabilities of the subsidiary are allocated to those units.

Any impairment in the carrying value is recognized in the consolidated statement of comprehensive income. In the case of acquisitions in stages, prior to the write-off of the previously held equity interest in the subsidiary, said interest is re-measured at fair value as of the date of acquisition of control over the subsidiary. The result of the re-measurement at fair value is recognized in profit or loss.

When a seller in a business combination has contractually agreed to indemnify the Group for the result of a contingency or uncertainty related to the entirety or a portion of an asset or liability, the Group recognizes an indemnification asset. The indemnification asset is measured on the same basis as the indemnification item. At the end of each period, the Group measures the indemnification assets recognized at the acquisition date on the same basis as the indemnified liability, subject to any contractual limitation on the amount and, for an indemnification asset that is not periodically measured at fair value, based on Management’s assessment of the recoverability of the indemnification asset. The Group derecognizes the indemnification asset when it collects or sells it, or when it loses the right over it.

Judgment

On October 19, 2016 the Group signed an option agreement with certain shareholders of Rizobacter to acquire a further 9.99% interest. On October 22, 2018, Parent, RASA Holding LLC, a Delaware limited liability company and a wholly owned subsidiary of Bioceres, Inc., now a wholly-owned subsidiary of BCS Holding (“RASA Holding”), and Pedro Enrique Mac Mullen, María Marta Mac Mullen and International Property Services Corp., as sellers (collectively, the “Grantors”) entered into an amended and restated option agreement (as may be amended from time to time, the “Rizobacter Call Option Agreement”), pursuant to which the Parent, RASA Holding or any of their nominated affiliates would have the option (the “Rizobacter Call Option”) to purchase from the Grantors all of their 11,916,000 shares of common stock of Rizobacter Argentina S.A., representing 29.99% of all outstanding common stock of Rizobacter.

As stated in paragraphs B89 and B90 of IFRS 10, the Group must evaluate whether the purchase option grants it, in substance, rights to returns from its involvement with Rizobacter.

If the equity interest currently gives the Group rights to returns from its involvement with Rizobacter, then the proportion of returns allocated to the controlling entity should consider the possible exercise of the voting rights that currently entitle the Group to those returns. Otherwise, the possible exercise of the voting rights should not be considered and only the current voting rights are to be considered.

To perform this analysis, the Group has considered that the purchase option contract exposes the Group to returns from the change in the value of the shares (due to the fixed price of the option) and that dividends are not significant in relation to the returns from the equity interest, since the Group has the power to restrict dividend payments to equity holders in Rizobacter. Based on this analysis, the Group has concluded that the purchase option contract grants it, in substance, rights to returns from its involvement with Rizobacter and computed those possible voting rights when determining the proportion of returns allocated to the controlling entity.

Business combination under common control

4.5.   Business combination under common control

Common control of business combination is excluded from the scope of IFRS 3. There is no other specific guidance on this topic elsewhere in IFRS. Therefore, management needs to use judgement to develop an accounting policy that provides relevant and reliable information in accordance with IAS 8. Management accounting police choice for business combination under common control is “Predecessor value method”. A Predecessor value method involves accounting for the assets and liabilities of the acquired business using existing carrying values. Differences between the carrying value and the amount payable should be accounted as an equity contribution.

Semya S.A. combination

Semya S.A. (Semya) was a company owned 50% by Bioceres S.A. and 50% by Rizobacter Argentina S.A. It was created as a new proposal for the research, development and commercialization of biological products with high technological value: Semya’s strength consists in the joint and integrated development of biotechnological events, germplasm, biofertilizers and biopesticides to achieve a true synergy in seed treatment. These technologies will increase crop productivity, reduce environmental impact and increase efficiency in the use of resources. Semya’s R&D was being developed by Rizobacter and Bioceres (through Indear) who signed, jointly, a Service Agreement in December 2014.

When Group Bioceres acquired control over Rizobacter, it also acquired control over Semya. As required by paragraph 42 of IFRS 3, the Group re-measured the fair value of its previous equity interest in Semya at the acquisition date. The determination of fair value of Semya at the acquisition date is based on the application of a future cash flow present value technique. The main assumptions considered in determining fair value relate to the applicable discount rate and to the projections of revenue from the launch of seed treatment packs. As a result, Ecoseed integrated products have been recorded as intangibles assets. The purpose of those projects is to develop high value-added biological products for the treatment of soybean and wheat seeds, and generate biotechnological, germplasm and bio-inoculants synergies.

In June 2019, Bioceres Crop Solutions signed a share purchase agreement (SPA) with Bioceres S.A. for the 50% of ownership in Semya. Concurrently the SPA, Bioceres assigned to Bioceres Crop Solutions the R&D service agreement signed mentioned before. Consideration of the SPA will be in installments equivalent to the 50% of the royalties that Bioceres Crops Solutions will accrue from Semya, up to a total amount of US$ 670,000.

Impairment of non-financial assets (excluding inventories and deferred tax assets)

4.6.   Impairment of non-financial assets (excluding inventories and deferred tax assets)

Impairment tests on goodwill and intangible assets not yet available for use are undertaken annually at the end of the reporting period. Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest group of assets to which it belongs for which there are separately identifiable cash flows (its Cash Generating Unit or CGU). Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from a business combination that gives rise to the goodwill.

Impairment charges are included in profit or loss, except to the extent they reverse gains previously recognized in other comprehensive income. An impairment loss recognized for goodwill is not reversed.

Estimate

Impairment testing of goodwill and intangible assets not yet available for use requires the use of significant assumptions for the estimation of future cash flows and the determination of discount rates. The significant assumptions and the determination of discount rates for the impairment testing of goodwill are further explained in Note 6.8.

Joint arrangements

4.7.   Joint arrangements

An associate is an entity over which the Group exerts significant influence. Significant influence is the power to participate in financial and operating policy decision-making at such entity, but it does not involve control or joint control over those policies.

The Group is a party to a joint arrangement when there is a contractual arrangement that confers joint control over the relevant activities of the arrangement to the Group and at least one other party. Joint control is assessed under the same principles as control over subsidiaries.

The Group classifies its interests in joint arrangements as either:

•	Joint ventures: where the group has rights to only the net assets of the joint arrangement.
•	Joint operations: where the group has both the rights to the assets and obligations for the liabilities of the joint arrangement.

In assessing the classification of interests in joint arrangements, the Group considers:

•	The structure of the joint arrangement;
•	The legal form of joint arrangements structured through a separate vehicle;
•	The contractual terms of the joint arrangement agreement; and
•	Any other facts and circumstances (including any other contractual arrangements).

The Group accounts for its interests in joint ventures using the equity method, where the Group’s share of post-acquisition profits and losses and other comprehensive income is recognized in the Consolidated statement of profit and loss and other comprehensive income.

Losses in excess of the Group’s investment in the joint venture are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

Profits and losses arising on transactions between the Group and its joint ventures are recognized only to the extent of unrelated investors’ interests in the joint venture. The Group’s share in a joint venture’s profits and losses resulting from a transaction is eliminated against the carrying amount of investment in the joint venture through the line “share of profit (or loss) of joint ventures” in the Consolidated statements of profit or loss and other comprehensive income.

Any premium paid for an investment in a joint venture above the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired is capitalized and included in the carrying amount of the investment in the joint venture. Where there is objective evidence that the investment in a joint venture has been impaired, the carrying amount of the investment is tested for impairment in the same way as other non-financial assets.

When the Group loses significant influence in an associate or joint control over a joint venture, it measures and recognizes any investment held at fair value. Any difference between the carrying amount of the associate or joint venture when losing significant influence or joint control and the fair value of the held investment and sale revenue are recognized in profit or loss.

The Group accounts for its interests in joint operations by recognizing its share of assets, liabilities, revenues and expenses in accordance with its contractually conferred rights and obligations.

For all joint arrangements structured in separate vehicles the Group must assess the substance of the joint arrangement in determining whether it is classified as a joint venture or joint operation. This assessment requires the Group to consider whether it has rights to the joint arrangement’s net assets (in which case it is classified as a joint venture), or rights to and obligations for specific assets, liabilities, expenses, and revenues (in which case it is classified as a joint operation).

Upon consideration of the factors mentioned above, the Group has determined that all of its joint arrangements structured through separate vehicles only give it rights to the net assets and are therefore classified as joint ventures (Note 12).

Estimates

There is considerable uncertainty regarding Management’s estimates of the Group’s ability to recover the carrying amounts of the investments in joint ventures, since such estimates depend on the joint ventures’ ability to generate sufficient funds to complete the development projects, the future outcome of the project deregulation process and the amounts and timing of the cash flows from projects, among other future events.

Management assesses whether there are impairment indicators and, if any, it performs a recoverability analysis.

Management estimates of the recoverability of these investments represent the best estimate based on available evidence, the existing facts and circumstances, using reasonable and provable assumptions in the cash flow projections.

Therefore, the consolidated financial statements do not include adjustments that would be required if the Group were unable to recover the carrying amount of the above-mentioned assets by generating sufficient economic benefits in the future.

When the Group acquired control of Rizobacter, it also acquired the joint control of Synertech. Therefore, the investment in Synertech was added at the time of initial recognition of the acquisition at fair value. The determination of the fair value of Synertech at the acquisition date is based on the application of a future cash flow present value technique. The main assumptions considered in determining fair value relate to the applicable discount rate and to the projections of higher revenue from sales of micro-granulated fertilizers.

Property, plant and equipment

4.8.   Property, plant and equipment

Property, plant and equipment items are initially recognized at cost. In addition to the purchase price, cost also includes costs directly attributable to such property, plant and equipment items. There are no unavoidable costs with respect to dismantling and removing items. The cost of property, plant and equipment items acquired in a business combination is their fair value at the acquisition date.

Depreciation is calculated using the straight-line method to allocate the property, plant or equipment items’ cost or revalued amounts, net of their residual values, over their estimated useful lives or, in the case of leasehold improvements and certain leased plant and equipment, the shorter lease term as follows:

Research instruments: 3 to 10 years

Office equipment: 5 to 10 years

Vehicles: 5 years

Computer equipment and software: 3 years

Fixture and fittings: 10 years

Machinery and equipment: 5 to 10 years

Buildings: 50 years

Useful lives and depreciation methods are reviewed every year as required by IAS 16.

Assets under items Land and Buildings, are accounted for at fair value arising from the last revaluation performed, applying the revaluation model indicated by IAS 16. This policy was adopted by the Group since the six-month transition period ended June 30, 2017.

Revaluations are performed on a regular basis, when there are signs that the book value differs significantly from that to be determined using the fair value at the end of the reporting year.

To obtain fair values, the existence of an active market is considered for the assets in their current status. For those assets for which an active market in their current status exists, the fair values were determined based on their market values. For the remaining cases, the market values of comparable new assets are analysed, applying a discount based on the status and wear of each asset and considering the characteristics of each of the revalued assets (for example, improvements made, maintenance status, level of productivity, use, etc.

Estimates

The Group carries certain classes of property, plant and equipment under the revaluation model under IAS 16. The revaluation model requires that the Group carry property, plant and equipment at revalued amounts, being fair value at the date of revaluation less any subsequent accumulated depreciation and any subsequent accumulated impairment losses. IAS 16 requires that the Group carry out these revaluations with sufficient regularity so that the carrying amounts of its property, plant and equipment do not differ materially from that which would be determined using fair value at the end of a reporting period. The determination of fair value at the date of revaluation requires judgments, estimates and assumptions based on market conditions prevailing at the time of any such revaluation. Changes to any of the Group’s judgments, estimates or assumptions or to the market conditions subsequent to a revaluation will result in changes to the fair value of property, plant and equipment.

The Group prepares the corresponding revaluations on a regular basis taking into account the work of independent appraisers. The Group uses different valuation techniques depending on the class of property being valued. Generally, the Group determines the fair value of its industrial buildings and warehouses based on a depreciated replacement cost approach. The Group determines the fair value of its land based on active market prices adjusted, if necessary, for differences in the nature, location or condition of the specific asset. If this information is not available, the Group may use alternative valuation methods, such as recent prices in less active markets.

Property valuation is a significant area of estimation uncertainty. Fair values are prepared regularly by Management, taking into account independent valuations. The determination of fair value for the different classes of property, plant and equipment is sensitive to the selection of various significant assumptions and estimates. Changes in those significant assumptions and estimates could materially affect the determination of the revalued amounts of property, plant and equipment. The Group utilizes historical experience, market information and other internal information to determine and/or review the appropriate revalued amounts.

The following are the most significant assumptions used in the preparation of the revalued amounts for its classes of property, plant and equipment:

a)      Land: The Group generally uses the market price of a square meter of land for the same or similar location as the most significant assumption to determine the revalued amount. The Group typically uses comparable land sales in the same location to assess appropriateness of the value of its land. A 10% increase or decrease in the market price of land could have a significant impact on the revalued amount of its land.

b)      Industrial buildings and warehouses: The Group generally determines the construction cost of a new asset and then the Group adjusts it for normal wear and tear. Construction prices may include, but are not limited to, construction materials, labor costs, installation and assembly costs, site preparation, professional fees and applicable taxes. Construction costs may differ significantly from year to year and are subject to macroeconomic changes in the economy where the Group operates, such as the impact of inflation and foreign exchange rates. The construction cost of its industrial buildings and warehouses is determined on a US dollar per constructed square meter basis, while the construction cost of its mills, facilities and grain storage facilities is determined by reference to their total capacity measured in tons milled or stored, respectively. A 5% increase or decrease in the construction costs relating to such assets could have a significant impact on their revalued amounts. A 5% variation in the estimate of normal wear and tear could also have a significant impact on their revalued amounts.

Increases in the carrying amounts arising on revaluation of land and buildings are recognized, net of tax, in other comprehensive income and accumulated in reserves in shareholders’ equity. To the extent that the increase reverses a decrease previously recognized in profit or loss, the increase is first recognized in profit or loss. Decreases that reverse previous increases of the same asset are first recognized in other comprehensive income to the extent of the remaining surplus attributable to the asset; all other decreases are charged to profit or loss.

Leased assets

4.9.   Leased assets

Where substantially all of the risks and rewards incidental to ownership of a leased asset have been transferred to the Group (a "finance lease"), the asset is treated as if it had been purchased outright. The amount initially recognized as an asset is the lower of the fair value of the leased property and the present value of the minimum lease payments payable over the term of the lease. The corresponding lease commitment is shown as a liability. Lease payments are categorized as capital or interest. The interest element is charged to the Consolidated statement of profit or loss and other comprehensive income over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Group (an "operating lease"), the total rentals payable under the lease are charged to the Consolidated statement of profit or loss and other comprehensive income on a straight-line basis over the lease term.

The aggregate benefit of lease incentives is recognized as a reduction of the rental expense over the lease term on a straight-line basis.

Intangible assets

4.10. Intangible assets

a)  Externally acquired intangible assets

Externally acquired intangible assets are initially recognized at cost and subsequently amortized on a   straight-line basis over their useful economic lives.

Intangible assets acquired from third parties have an estimated useful life as follows (in years):

Software: 3 years

Trademarks and patents: 5 years

Certification ISO Standards: 3 years

Useful lives and amortization methods are reviewed every year as required by IAS 38.

b)  Internally generated intangible assets (development costs)

Expenditure on internally developed products is capitalized if it can be demonstrated that:

•	It is technically feasible to develop the product for it to be sold;
•	Adequate resources are available to complete the development;
•	There is an intention to complete and sell the product;
•	The Group is able to sell the product;
•	Sale of the product will generate future economic benefits; and
•	Expenditure on the project can be measured reliably.

Development expenditure not satisfying the above criteria and expenditure on the research phase of internal projects are recognized in the consolidated statement of profit or loss and other comprehensive income as incurred (Note 7.3).

Capitalized development costs are amortized using the straight-line method over the periods the Group expects to benefit from selling the products developed (Note 6.7).

Useful lives and amortization methods are reviewed every year as required by IAS 38.

The research and development process can be divided into several discrete steps or phases, which generally begin with discovery, validation and development and end with regulatory approval and commercial launch. The process for developing seed traits is relatively similar for both GM and non-GM traits. However, the two differ significantly in later phases of development. For example, obtaining regulatory approval for GM seeds is a far more comprehensive and lengthy process than for non-GM seeds. Although breeding programs and industrial biotechnology solutions may have shorter or simpler phases than those described below, the Group has used the industry consensus for seed-trait development phases to characterize its technology portfolios, which is generally divided into the following six phases:

i)     Discovery: The first phase in the technology development process is the discovery or identification of candidate genes or genetic systems, metabolites, or microorganisms potentially capable of enhancing specified plant characteristics or enabling an agro-industrial biotech solution. In the Group’s experience, the discovery phase typically lasts 18 months, though it may range from as few as six months for microbial solutions to as many as 36 months for plant GM traits.

ii)    Proof of concept: Upon successful validation of the technologies in model systems (in vitro or in vivo), promising technologies graduate from discovery and are advanced to the proof of concept phase. The goal of this phase is to validate a technology within the targeted organism before moving forward with technology escalation activities or extensive field validation. In the Group’s experience, the proof of concept phase typically lasts 36 months, though it may range from as few as six months for a microbial solution to as many as four years for plant GM traits.

iii)  Early development: In this phase, field tests commenced in the proof of concept phase are expanded to evaluate various permutations of a technology in multiple geographies and growing cycles, as well as other characteristics in order to optimize the technology’s performance in the targeted organisms. The goal of the early development phase is to identify the best mode of use of a technology to define its performance concept. The early development phase typically lasts 24 months.

iv)   Advanced development and deregulation: In this phase, extensive field tests are used to demonstrate the effectiveness of the technology for its intended purpose. In the case of GM traits, the process of obtaining regulatory approvals from government authorities is also initiated during this phase, and tests are performed to evaluate the potential environmental impact of modified plants. For solutions involving microbial fermentation, industrial-scale runs are conducted. In Argentina and some other countries in South America, the Group is primarily responsible for undertaking this phase of product development. Similarly, the Group’s strategic partners usually lead the advanced development and deregulation activities in other markets pursuant to the applicable contractual arrangements. The advanced development and deregulation phase typically last about 24 months, with some projects requiring substantial regulatory data lasting as many as three years. For molecular farming projects, where grain production will occur within Argentina, the Group may follow a simplified regulatory approach, which requires less time than traditional GM regulatory approvals.

v)    Pre-launch: This phase involves finalizing the regulatory approval process and preparing for the launch and commercialization of the technology. The range of activities in this phase includes seed increases, pre-commercial production, and product and solution testing with selected customers. Usually, a more detailed marketing strategy and preparation of marketing materials occur during this phase. The pre-launch phase may last up to 24 months.

vi)   Product launch: In general, this phase, which is the last milestone of the research and development process, is carried out by the Group, the joint ventures and/or the Group’s technology licensees. When technology is commercialized through the joint ventures or technology licensees, a successful product launch will trigger royalty payments to the Group, which are generally calculated as a percentage of the net sales realized by the technology and captured upon commercialization.

Demonstrability of technical feasibility generally occurs when the project reaches the “advanced development and deregulation” phase because at this stage success is considered to be probable.

c)  Intangible assets acquired in a business combination

Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at acquisition date fair value (which is considered as their cost). After initial recognition, those assets are measured at cost less accumulated amortization and accumulated impairment losses in the same manner as intangible assets acquired separately.

•      Product registration: In accordance with regulations set by certain regulatory agencies such as the National Agri-Food Safety and Quality Service (SENASA), Rizobacter has been required to register products with regulatory authorities to be able to sell them both in the domestic and international markets (jointly referred to as "Product Registration"). Some of the registered products have been developed by third parties.

•      Brand: Rizobacter offers a wide variety of proprietary and third-party products, which are commercialized under the Rizobacter brand name. This intangible has been designated with an indefinite useful life.

•      Customer loyalty: Rizobacter sales to distributors of agrochemicals and to special accounts, mainly large retailers and wholesalers, whether inside or outside the Argentine territory are included. They are recognised at their fair value at the date of acquisition and are subsequently amortised on a straight-line based on the timing of projected cash flows of the clients over their estimated useful lives.

Intangible assets acquired in a business combination have an estimated useful life as follows (in years):

Product registration: 5 years

Customer loyalty: 26 years

Estimates

The Group acquired certain intangible assets from Rizobacter in a business combination. To value those intangible assets, valuation techniques generally accepted in the market were applied, based mainly on the revenue approach (such as excess earnings, relief from royalty, and with or without), considering the characteristics of the assets to be valued and available information to estimate their acquisition date fair value. Application of these valuation techniques requires the use of several assumptions related to future cash flows and the discount rate.

Financial liabilities

4.11. Financial liabilities

The Group adopted IFRS 9 (version 2013) early.

The Group measures its financial liabilities at initial recognition at fair value.

The Group classifies all its financial liabilities as financial liabilities measured at amortized cost (using the effective interest rate method), except for the following liabilities that are measured at fair value: (a) Certain hybrid contracts that include embedded derivatives and for which the option of paragraph 4.3.5 of IFRS 9 was used to designate the hybrid contract as a whole at fair value through profit or loss and (b) embedded derivatives.

In the case of hybrid contracts that were designated as a whole at fair value through profit or loss, the amount of the change in fair value of the financial liability that is attributable to changes in credit risk attaching to that liability is disclosed in other comprehensive income. The rest of the change in fair value of the liability is recognized in income.

In the case of the other financial liabilities measured at fair value, the change in fair value is charged to income.

The Group does not apply hedge accounting.

Estimates

The Group has designated certain hybrid contracts as a whole at fair value. Management of the Group periodically evaluates the appropriate valuation techniques and data used in the fair value measurement and estimation of changes in fair value derived from changes in credit risk. In estimating the fair value of those financial liabilities, the Group uses observable market inputs as far as possible.

Information about the valuation techniques and significant assumptions used is detailed in Note 14.

Warrants

4.12. Warrants

As part of the merger, the Group incorporated 11,500,000 public warrants (“Public warrants”), 5,200,000 private warrants (“Founder warrants”) and 7,500,000 private warrants (“Bioceres warrants”) that Union issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas.

The warrants are an equity instrument only if (a) the instrument includes no contractual obligation to deliver cash or another financial asset to another entity and (b) if the instrument will or may be settled in the issuer’s own equity instruments, it is either a non-derivative that includes no contractual obligation for the issuer to deliver a variable number of its own equity instruments; or a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments (“fixed-for-fixed’ condition”).

Public warrants were classified as equity instrument as they comply with the fixed-for-fixed’ condition. Founder warrants and Bioceres warrants (as a group, the “Private warrants”) instead were classified as financial liabilities (see Note 6.16).

Estimates

The estimate of the fair value of Private warrants requires a determination of which factors are most appropriate to the pricing model, including the expected life of the option and the expected volatility of the share price upon the basis of which hypotheses are made. The Group measures the fair value of these instruments applying a simulation model of the share price trajectory under the hypothesis of Brownian Motion. The hypotheses used for the estimate of the fair value of these instruments are disclosed in Note 6.16.

Employee benefits

4.13. Employee benefits

Employee benefits are expected to be settled wholly within 12 months after the end of the reporting period and are presented as current liabilities.

The accounting policies related to incentive payments based on the stock options are detailed in Note 4.20.

Provisions

4.14. Provisions

The Group has recognized provisions for liabilities of uncertain timing or amount. The provision is measured at the best estimate of the expenditure required to settle the obligation at the end of the reporting period, discounted at a pre-tax rate reflecting current market assessments of the time value of money and risks specific to the liability.

Parent company investment

4.15. Parent company investment

The Group has recognized the contribution made by Bioceres S.A. into the combined entity as Parent company investment. See note 10.2.

The Group’s ordinary shares are classified as equity instruments, except for the puttable shares which are compound financial instruments. Puttable shares are segregated into separate components of equity instruments and puttable instruments, the latter of which is classified as a financial liability in accordance with IAS 32.

The shares classified as equity instruments are measured at nominal value

Revenue recognition

4.16. Revenue recognition

Revenue is measured at fair value of consideration received or receivable.

Revenue from ordinary activities from contracts with customers is recognized and measured based on a five-step model, namely:

•Identification of the contract with the client. A contract is an agreement between two or more parties, which creates rights and obligations for the parties involved;

•Identification of performance obligations, issuing as such a commitment arising from the contract to transfer a good or service.

•Determination of the price of the transaction, in reference to the consideration for satisfying each performance obligation.

•Assignment of the transaction price between each of the performance obligations identified, based on the methods described in the standard.

•Revenue recognition when the performance obligations identified in contracts with customers are met, at any given time or over a period of time.

a)Sale of goods

Revenue from the sale of goods is recognized when all the following conditions have been satisfied:

(i)the Group has transferred to the buyer the significant risks and rewards of ownership of the goods;

(ii)the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

(iii)the amount of revenue can be measured reliably;

(iv)it is probable that the economic benefits associated with the transaction will flow to the Group; and

(v)the costs incurred or to be incurred in respect of the transaction can be measured reliably.

In the case of sales made with where delivery is delayed at the buyer’s request but the buyer assumes ownership and accepts the invoice, revenue is recognized when the buyer assumes ownership, provided that:

•It must be probable that delivery will take place;

•The goods must be on hand, identified and be ready for delivery to the buyer at the time the sale is recognized

•The buyer must specifically acknowledge the deferred delivery instructions; and

•The usual payment terms must apply.

No revenue is recognized when there is only an intention to purchase or produce the goods in time for delivery.

b)Rendering of services

When the outcome of a transaction involving the rendering of services can be estimated reliably, revenue associated with the transaction is recognized by reference to the stage of completion of the transaction at the end of the reporting period. The outcome of a transaction can be estimated reliably when all the following conditions are satisfied:

(i)the amount of revenue can be measured reliably;

(ii)it is probable that the economic benefits associated with the transaction will flow to the entity;

(iii)the stage of completion of the transaction at the end of the reporting period can be measured reliably; and

(iv)the costs incurred for the transaction and the costs to complete the transaction can be measured reliably.

When the outcome of the transaction involving the rendering of services cannot be estimated reliably, revenue is recognized only to the extent of the expenses recognized that are recoverable.

The stage of completion for research and development services is generally determined on the basis of internal records of execution of the performed tasks of the respective work plan.

For practical purposes, when services are performed by an indeterminate number of acts over a specified period of time, revenue is recognized on a straight-line basis over the specified period unless there is evidence that some other method better represents the stage of completion.

When a specific act is much more significant than any other acts, the recognition of revenue is postponed until the significant act is executed.

c)Licenses and royalties

Licenses and royalties are recognized when it is probable that the economic benefits associated with the transaction will flow to the Group; and the amount of revenue can be measured reliably.

Fees and royalties paid for the use of the Group’s assets are normally recognized in accordance with the substance of the agreement.

When a licensee has the right to use certain technology for a specified period of time, revenue is recognized on a straight-line basis over the life of the agreement.

An assignment of rights for a fixed fee or non-refundable guarantee under a non-cancellable contract which permits the licensee to exploit those rights freely and the licensor has no remaining obligations to perform is, in substance, a sale. In such cases, revenue is recognized at the time of sale.

In some cases, whether or not a license fee or royalty will be received is contingent on the occurrence of a future event. In such cases, revenue is recognized only when it is probable that the fee or royalty will be received, which is normally when the event has occurred.

Government grants

4.17. Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset. Management elected this accounting policy because the Group determined it better shows the financial effect of government grants in the Consolidated financial statements.

When the Group receives grants of non-monetary assets, the asset and the grant are recorded at nominal amounts and released to profit or loss over the expected useful life of the asset.

The difference between the money obtained under government loans at subsidized rates and the carrying amount of those loans is treated as a government grant, in accordance with IAS 20.

Borrowing costs

4.18. Borrowing costs

Borrowing costs, either generic or specific, attributable to the acquisition, construction or production of assets that necessarily take a substantial period of time to get ready for their intended use or sale (qualifying assets) are included in the cost of the assets until the moment that they are substantially ready for use or sale. Income earned on the temporary investments of funds generated in specific borrowings still pending use in the qualifying assets, are deducted from the total of financing costs potentially eligible for capitalization.

All other loan costs are recognized under financial costs, through profit and loss.

Income tax and minimum presumed income tax

4.19. Income tax and minimum presumed income tax

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the Consolidated statement of financial position differs from its tax base, except for differences arising on:

•      The initial recognition of goodwill;

•      The initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

Investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the deferred tax liabilities / (assets) are settled / (recovered).

Deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either:

•      The same taxable entity within the Group, or

•      Different entities within the Group which intend either to settle current tax assets and liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Minimum presumed income tax applies to assets of the entities domiciled in Argentina. The tax is only applicable if the total value of the assets is above ARS 200,000 at the end of the fiscal year, and is levied at a rate of 1% on the total value of such assets. The amount of the tax paid on minimum presumed income tax is allowed as a credit toward income tax. Furthermore, to the extent that this tax cannot be credited against normal corporate income tax, it may be carried forward as a credit for the following ten years. Shares and other capital participations in the stock capital of entities subject to the minimum presumed income tax are exempted from the tax on minimum presumed income.

The Group determined on the basis of current jurisprudence that the aforementioned tax is not applicable in the year ended June 30, 2019, as the Group has both accounting and fiscal losses.

Share-based payments

4.20. Share-based payments

Certain executives and directors of the Group were granted incentives in the form of shares and options to purchase Bioceres S.A. shares as consideration for services.

The cost of these share-based transactions is determined based on their fair value at the date upon which such incentives are granted using a valuation model that is appropriate in the circumstances.

This cost is recognized as an expense together with an increase in equity throughout the period in which the service or performance conditions are satisfied (i.e., the vesting period). The accumulated expense recorded in connection with these transactions at the end of each year until the vesting date reflects the time elapsed between the vesting period and Management’s best estimate of the number of equity instruments that will vest. The charge to income/loss for the period represents the variation in the accumulated expense recorded between the beginning and the end of the year.

Non-market related service and performance conditions are not taken into account when determining the grant date fair value of the equity instruments, but the probability that the conditions are fulfilled is assessed as part of Management’s best estimate of the number of equity instruments that will vest. Market-related performance conditions are reflected in the grant date fair value. Any other conditions related to equity-settled share-based payment transactions but without a service requirement are considered as non-vesting conditions. Non-vesting conditions are reflected in the fair value of the equity instruments and are charged to income/loss immediately unless there are service and/or performance conditions as well.

No amount is recognized for transactions that will not vest because non-market related performance conditions and/or service conditions were not satisfied. When transactions include market-related conditions or non-vesting conditions, the transactions are considered to be vested, irrespective of whether a market-related condition or the non-vesting condition is satisfied, provided that all the other performance and/or service conditions are met.

When the terms and conditions of an equity-settled share-based payment transaction are modified, the minimum expense recognized is the grant date fair value, unmodified, provided that the original terms have been complied with. An additional expense, measured at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee.

When the transaction is settled by the Bioceres S.A. or by the counterparty, any remainder of the fair value is charged to income immediately.

The dilutive effect of current options is considered in the calculation of the diluted earnings per share.

Estimates

The estimate of the fair value of equity-settled share-based payment transactions requires a determination to be made of the most adequate option pricing model to apply depending on the terms and conditions of the arrangement. This estimate also requires a determination of those factors most appropriate to the pricing model, including the expected life of the option and the expected volatility of the share price upon the basis of which hypotheses are made. The Group measures the fair value of these transactions at the grant date applying the Black-Scholes formula adjusted to consider the possible dilutive effect of the future exercise of the share options granted on their estimated fair value at grant date, as established in paragraph B41 of IFRS 2. The hypotheses used for the estimate of the fair value of these transactions are disclosed in Note 18 and will not necessarily take place in the future.